[LOGO OF FEDERATED INVESTORS]

Liberty
High Income
Bond Fund, Inc.

19th Semi-Annual Report
September 30, 1995

Established 1977

FIXED INCOME


President's Message
--------------------------------------------------------------------------------
Dear Fellow Shareholder:


I am pleased to present the 19th Semi-Annual Report for Liberty High Income Bond Fund, Inc., which covers the six-month period from April 1, 1995, to September 30, 1995.

This report begins with an interview with the fund's portfolio manager, Mark E. Durbiano, Vice President, Federated Advisers. Following this interview, there are three items of shareholder interest: a complete listing of the fund's holdings, a series of graphs showing investment performance, and the fund's Financial Statements.

During the six-month reporting period covered by this report, fund assets increased by a substantial 27% to stand at $651.8 million on September 30, 1995. This gain can be attributed partly to appreciation in the share value. More significant, however, were the additional investments, as new and current shareholders continued to choose the fund for its monthly income potential.

The fund's net asset value rose 3.89% during the reporting period. On April 1, 1995, it stood at $10.54. By September 30, 1995, it reached $10.95.

Dividends earned per share during the reporting period totaled $0.51 for Class A Shares, $0.47 for Class B Shares, and $0.47 for Class C Shares. As a shareholder, you should find the investment performance graphs in the report particularly interesting. They show the long-term reward potential of reinvesting dividends in additional shares, as well as the advantage of attractive monthly income potential.

The fund is broadly diversified across 161 issues in 37 industry sectors. The average maturity of the fund is currently 6.5 years. We are strong believers that broad diversification is of vital importance in managing a portfolio of high-yield bonds.

Between early 1994 and early 1995, the Federal Reserve Board increased short-term interest rates seven times. These increases drove down high-yield bond prices, though not as severely as the prices of other fixed-income securities. July of this year brought the first decrease in short-term interest rates in three years, helping to boost bond prices.


As always, we appreciate your confidence in Liberty High Income Bond Fund, Inc., which is now completing its 18th year of service to investors. If you have any questions, comments, or suggestions about your fund, we want to hear from you.

Very sincerely yours,

Richard B. Fisher
President
November 15, 1995



Investment Review
--------------------------------------------------------------------------------

Mark E. Durbiano
Vice President
Federated Advisers

Q. Mark, please review the performance of the bond market in general during the reporting period.

A. The bond market continued to rebound from a poor 1994 during the six months ended September 30, 1995. For example, the yield on a ten-year U.S. Treasury security declined more than 100 basis points during the period. This decline in interest rates was in response to signs of slower economic growth and continued outstanding news on inflation. The appearance of a slow growth, low inflation economic environment positively impacted most fixed-income securities.


Q. How did high yield bonds perform in this environment?

A. High yield bonds performed quite well during the period, outperforming most high-quality bond categories. For example the Lehman Brothers High Yield Bond Index* returned 9.09% during the period compared to the Lehman Brothers Government Bond Index,* which returned 8.08%. While the yield spread or risk premium widened during the period in response to slower economic growth (a negative for high yield bonds), this was offset by the higher income return on high yield bonds. Another noticeable trend during the period was the out performance of BB rated securities (higher quality high yield bonds) versus B rated securities in response to the slowing of economic growth.

Q. How did Liberty High Income Bond Fund, Inc. perform during this period?

A. Liberty High Income Bond Fund, Inc. performed well during the period. The fund had a total return based on net asset value of 8.89% for Class A Shares, 8.45% for Class B Shares, and 8.48% for Class C Shares for the six months ended September 30, 1995,** versus 8.44% for the Lipper High Current Yield Fund Average and 8.35% for the Lehman Brothers Single B Bond Index.*


 *These indices are unmanaged.

**Performance quoted reflects past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A Shares, Class B Shares, and Class C Shares were 3.96%, 2.70%, and 7.39%, respectively.


Several factors were responsible for the fund's performance. First, the fund had approximately 20% invested in the BB category which outperformed the B market in response to the slowing of the U.S. economy. We also took a higher quality approach to its B exposure, focusing on those companies with stronger operating and financial profiles.

Second, the fund benefited by increasing exposure to the broadcast TV, cable TV and telecommunications industries, which performed well given positive industry fundamentals, proposed regulatory changes and stable operating characteristics. At the same time, we decreased exposure to issuers in cyclical industries, which underperformed as economic growth slowed.

Third, the fund had little exposure to the general retail sector and the restaurant industry, which substantially underperformed the overall market.

Fourth, the fund benefited from initial public stock offerings by several companies, including Arcadian Corp., PanAmSat and Carbide Graphite. Finally, several specific portfolio holdings including Revlon, PanAmSat, Nextel,
                                   -
American Standard, and California Energy outperformed the  overall market
                                        -
because of issuer-specific factors.


Q. Mark, what is your outlook for the economy and interest rates in general over the next six months?


A. I believe that the economy will continue along a slow, steady path much as it has over the second and third quarters of 1995. I don't anticipate a return to stronger growth nor do I anticipate the economy slipping into recession. It would appear that the oft-desired "soft landing" may be coming to fruition. Given this economic environment and continued good news on the inflation front, I believe interest rates could move somewhat lower over the near term.




Q. What does that mean for the performance of high yield  securities?


A. High yield securities should do quite well in this environment. First, a stable to falling interest rate environment is a positive for high yield bonds. Second, a slowly growing economy that doesn't slip into recession should lead to a stabilization of credit spreads. Third, we believe that merger and acquisition activity involving high yield companies as well as initial public stock offerings will remain robust.

Q. What are you buying in Liberty High Income Bond Fund, Inc. given this market outlook?


A. There are several reoccurring themes that characterize the fund's current positioning. First, we are buying companies that have a high-quality business profile. We believe companies with a high-quality business profile will be able to outperform in an environment of heightened competition given a slow growth economy. A good example would be Owens Illinois, a diversified international packaging company that has been able to increase cash flow despite difficult industry conditions. Second, we like companies whose businesses can grow faster than the overall economy. This would include companies in the telecommunications business. One area we like in telecommunications is paging, where we own positions in Paging Network, USA Mobile, and ProNet. Finally, we like predictablity over volatility. For example, we have increased exposure to the broadcast TV and cable TV sectors because of their predictable cash flow. For the same reason, we continue to decrease exposure to companies in cyclical businesses, especially where commodity pricing is a big issue such as steel and forest products.


Two Ways You May Seek to Invest for Success In
Liberty High Income Bond Fund, Inc.
--------------------------------------------------------------------------------

Initial Investment:

If you had made an initial investment of $18,000 in the Class A Shares of Liberty High Income Bond Fund, Inc. on 11/30/77, reinvested dividends and capital gains, and didn't redeem any shares, your account would have been worth $108,084 on 9/30/95. You would have earned a 10.57%* average annual total return for the 18-year investment lifespan.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.



As of 9/30/95, the Class A Shares' average annual one-year, five-year, and ten-year total returns were 8.89%, 17.47%, and 10.97%, respectively. Class B Shares' average annual one-year and since inception (9/28/94) total returns were 7.09% and 8.05%, respectively. Class C Shares' average annual one-year and since inception (5/1/93) total returns were 12.01% and 8.17%, respectively.*

                             GRAPH APPEARS HERE. SEE APPENDIX.

*Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales load applicable to an initial investment in Class A Shares.


Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Liberty High Income Bond Fund, Inc.



Liberty High Income Bond Fund, Inc.
--------------------------------------------------------------------------------

One Step at a Time:
$1,000 invested each year for 18 years (reinvesting all dividends and capital gains) grew to $59,218.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Liberty High Income Bond Fund, Inc. on 11/30/77, reinvested your dividends and capital gains and didn't redeem any shares, you would have invested only $18,000, but your account would have reached a total value of $59,218* by 9/30/95. You would have earned an average annual total return of 11.68%.

A practical investment plan helps you pursue a high level of income through corporate bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time and compounding to work!

                             GRAPH APPEARS HERE. SEE APPENDIX.

*No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regard- less of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

Liberty High Income Bond Fund, Inc.--
Hypothetical Investor Profile: Investing for High Monthly Income
--------------------------------------------------------------------------------

Chuck Colby is a fictional investor who, like many other shareholders, is looking for high monthly income opportunties.

Chuck is an attorney on his way up the corporate ladder. On September 30, 1985, he invested $5,000 in the Class A Shares of Liberty High Income Bond Fund, Inc.

As this chart shows, over 10 years, his original $5,000 investment has grown to $14,159. This represents a 10.97% average annual total return. For Chuck, that means extra money toward the construction of his first home.

                             GRAPH APPEARS HERE.SEE APPENDIX.

This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.



Liberty High Income Bond Fund, Inc.
Portfolio of Investments
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

  PRINCIPAL
   AMOUNT                                                                                          VALUE
-------------  ------------------------------------------------------------------------------  --------------
CORPORATE BONDS--92.9%
---------------------------------------------------------------------------------------------
               AEROSPACE & DEFENSE--0.5%
               ------------------------------------------------------------------------------
$   3,250,000  Tracor, Inc., Sr. Sub. Note, 10.875%, 8/15/2001                                 $    3,404,375
               ------------------------------------------------------------------------------  --------------
               AUTOMOTIVE--2.9%
               ------------------------------------------------------------------------------
    5,000,000  Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                          5,287,500
               ------------------------------------------------------------------------------
    1,500,000  Aftermarket Technology Co., Sr. Sub. Note, Series C, 12.00%,
               8/1/2004                                                                             1,586,250
               ------------------------------------------------------------------------------
    3,250,000  Exide Corp., Sr. Note, 10.00%, 4/15/2005                                             3,436,875
               ------------------------------------------------------------------------------
    2,500,000  Lear Seating Corp., Sr. Sub. Note, 11.25%, 7/15/2000                                 2,640,625
               ------------------------------------------------------------------------------
    2,000,000  Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002                                       1,945,000
               ------------------------------------------------------------------------------
    4,350,000  Motor Wheel Corp., Sr. Note, 11.50%, 3/1/2000                                        3,980,250
               ------------------------------------------------------------------------------  --------------
               Total                                                                               18,876,500
               ------------------------------------------------------------------------------  --------------
               BANKING--1.3%
               ------------------------------------------------------------------------------
    3,000,000  Dime Bancorp, Inc., Sr. Note, 10.50%, 11/15/2005                                     3,307,500
               ------------------------------------------------------------------------------
    4,500,000  First Nationwide Holdings, Inc., Sr. Note, 12.25%, 5/15/2001                         4,927,500
               ------------------------------------------------------------------------------  --------------
               Total                                                                                8,235,000
               ------------------------------------------------------------------------------  --------------
               BEVERAGE & TOBACCO--0.4%
               ------------------------------------------------------------------------------
    1,250,000  Cott Corp., Sr. Note, 9.375%, 7/1/2005                                               1,275,000
               ------------------------------------------------------------------------------
    2,000,000  Dr Pepper Bottling Holdings Co., Sr. Disc. Note, 0/11.625%,
               2/15/2003                                                                            1,570,000
               ------------------------------------------------------------------------------  --------------
               Total                                                                                2,845,000
               ------------------------------------------------------------------------------  --------------
               BROADCAST RADIO & TV--7.6%
               ------------------------------------------------------------------------------
    5,250,000  Ackerley Communications, Inc., Sr. Secd. Note, 10.75%, 10/1/2003                     5,551,875
               ------------------------------------------------------------------------------
    5,000,000  Allbritton Communication Co., Sr. Sub. Note, 11.50%, 8/15/2004                       5,350,000
               ------------------------------------------------------------------------------
    3,750,000  Chancellor Broadcasting Co., Sr. Sub. Note, 12.50%, 10/1/2004                        3,928,125
               ------------------------------------------------------------------------------
    4,500,000  Granite Broadcasting Corp., Sr. Sub. Deb., 10.375%, 5/15/2005                        4,623,750
               ------------------------------------------------------------------------------
    1,650,000  Granite Broadcasting Corp., Sr. Sub. Deb., 12.75%, 9/1/2002                          1,817,062
               ------------------------------------------------------------------------------
    4,000,000  NWCG Holding Corp., Sr. Disc. Note, 13.50% accrual, 6/15/1999                        2,670,000
               ------------------------------------------------------------------------------
    3,250,000  (b)Pegasus Media, Unit, 12.50%, 7/1/2005                                             3,298,750
               ------------------------------------------------------------------------------



Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                          VALUE
-------------  ------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
---------------------------------------------------------------------------------------------
               BROADCAST RADIO & TV--CONTINUED
               ------------------------------------------------------------------------------
$   8,350,000  SCI Television, Inc., Sr. Secd. Note, 11.00%, 6/30/2005                         $    8,851,000
               ------------------------------------------------------------------------------
    4,750,000  Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 12/15/2003                          4,868,750
               ------------------------------------------------------------------------------
    2,300,000  Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005                           2,357,500
               ------------------------------------------------------------------------------
    3,500,000  Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005                          3,657,500
               ------------------------------------------------------------------------------
    2,000,000  Young Broadcasting, Inc., Sr. Sub. Note, 11.75%, 11/15/2004                          2,230,000
               ------------------------------------------------------------------------------  --------------
               Total                                                                               49,204,312
               ------------------------------------------------------------------------------  --------------
               BUSINESS EQUIPMENT & SERVICES--1.5%
               ------------------------------------------------------------------------------
    5,000,000  (b)Monarch Acquisition Corp., Sr. Note, 12.50%, 7/1/2003                             5,100,000
               ------------------------------------------------------------------------------
    4,300,000  United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/2005                        4,611,750
               ------------------------------------------------------------------------------  --------------
               Total                                                                                9,711,750
               ------------------------------------------------------------------------------  --------------
               CABLE TELEVISION--8.8%
               ------------------------------------------------------------------------------
    5,300,000  Australis Media Limited, Unit, 0/14.00%, 5/15/2003                                   3,206,500
               ------------------------------------------------------------------------------
    6,000,000  Bell Cablemedia PLC, Sr. Disc. Note, 0/11.95%, 7/15/2004                             4,005,000
               ------------------------------------------------------------------------------
    3,000,000  Cablevision Industries Corp., Sr. Note, 9.25%, 4/1/2008                              3,195,000
               ------------------------------------------------------------------------------
    3,175,000  Cablevision Systems Co., Sr. Sub. Deb., 9.875%, 2/15/2013                            3,341,687
               ------------------------------------------------------------------------------
    3,250,000  CAI Wireless Systems, Inc., Sr. Note, 12.25%, 9/15/2002                              3,371,875
               ------------------------------------------------------------------------------
    4,000,000  CF Cable TV, Inc., Sr. Secd. 2nd Priority Note, 11.625%, 2/15/2005                   4,335,000
               ------------------------------------------------------------------------------
    7,350,000  Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                                   7,671,562
               ------------------------------------------------------------------------------
    3,750,000  Diamond Cable Co., Sr. Disc. Note, 0/13.25%, 9/30/2004                               2,470,312
               ------------------------------------------------------------------------------
    6,000,000  International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/10.875%,
               10/15/2003                                                                           3,930,000
               ------------------------------------------------------------------------------
    2,500,000  International Cabletel, Inc., Sr. Note, 0/12.75%, 4/15/2005                          1,500,000
               ------------------------------------------------------------------------------
    3,100,000  Le Groupe Videotron Ltee, Sr. Note, 10.625%, 2/15/2005                               3,270,500
               ------------------------------------------------------------------------------
    7,900,000  Peoples Choice TV Corp., Unit, 0/13.125%, 6/1/2004                                   4,068,500
               ------------------------------------------------------------------------------
    3,000,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,
               3/15/2005                                                                            3,157,500
               ------------------------------------------------------------------------------
    7,500,000  Rogers Cablesystems Ltd., Sr. Secd. Note, 9.65%, 1/15/2014                           4,847,574
               ------------------------------------------------------------------------------
$   4,000,000  TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                               $    2,370,000
               ------------------------------------------------------------------------------



Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                          VALUE
-------------  ------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
---------------------------------------------------------------------------------------------
               CABLE TELEVISION--CONTINUED
               ------------------------------------------------------------------------------
    4,000,000  Videotron Holdings PLC, Sr. Disc. Note, 0/11.00%, 8/15/2005                          2,320,000
               ------------------------------------------------------------------------------  --------------
               Total                                                                               57,061,010
               ------------------------------------------------------------------------------  --------------
               CHEMICALS & PLASTICS--7.4%
               ------------------------------------------------------------------------------
    7,500,000  Arcadian Partners L.P., Sr. Note, Series B, 10.75%, 5/1/2005                         7,912,500
               ------------------------------------------------------------------------------
    3,750,000  (b)Crain Industries, Inc., Sr. Sub. Note, 13.50%, 8/15/2005                          3,881,250
               ------------------------------------------------------------------------------
    6,000,000  Foamex Capital Corp., Sr. Sub. Deb., 11.875%, 10/1/2004                              5,970,000
               ------------------------------------------------------------------------------
   13,000,000  G-I Holdings, Inc., Sr. Disc. Note, 11.375% accrual, 10/1/1998                       9,425,000
               ------------------------------------------------------------------------------
    5,150,000  Harris Chemical North America, Inc., Sr. Secd. Disc. Note,
               0/10.25%, 7/15/2001                                                                  4,609,250
               ------------------------------------------------------------------------------
    3,500,000  LaRoche Industries, Inc., Sr. Sub. Note, 13.00%, 8/15/2004                           3,692,500
               ------------------------------------------------------------------------------
    5,750,000  (b)Polymer Group, Inc., Sr. Note, 12.75%, 7/15/2002                                  5,951,250
               ------------------------------------------------------------------------------
    3,750,000  UCC Investors Holdings, Inc., Sr. Sub. Note, 11.00%, 5/1/2003                        3,834,375
               ------------------------------------------------------------------------------
    3,400,000  Uniroyal Technology Corp., Sr. Secd. Note, 11.75%, 6/1/2003                          3,213,000
               ------------------------------------------------------------------------------  --------------
               Total                                                                               48,489,125
               ------------------------------------------------------------------------------  --------------
               CLOTHING & TEXTILES--2.1%
               ------------------------------------------------------------------------------
    3,750,000  Dan River Inc., Sr. Sub. Note, 10.125%, 12/15/2003                                   3,787,500
               ------------------------------------------------------------------------------
   10,325,000  WestPoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                          10,144,312
               ------------------------------------------------------------------------------  --------------
               Total                                                                               13,931,812
               ------------------------------------------------------------------------------  --------------
               CONGLOMERATES--2.2%
               ------------------------------------------------------------------------------
    4,000,000  Fairchild Industries, Sr. Secd. Note, 12.25%, 2/1/1999                               4,200,000
               ------------------------------------------------------------------------------
    7,750,000  Sherritt Gordon Ltd., Sr. Note, 9.75%, 4/1/2003                                      7,885,625
               ------------------------------------------------------------------------------
    1,000,000  Sherritt, Inc., Deb., 10.50%, 3/31/2014                                              1,026,250
               ------------------------------------------------------------------------------
    1,053,205  Walter Industries, Inc., Sr. Note, 12.19%, 3/15/2000                                 1,074,269
               ------------------------------------------------------------------------------  --------------
               Total                                                                               14,186,144
               ------------------------------------------------------------------------------  --------------
               CONSUMER PRODUCTS--1.2%
               ------------------------------------------------------------------------------
    2,200,000  (b)American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                             2,211,000
               ------------------------------------------------------------------------------
$   6,000,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                 $    5,670,000
               ------------------------------------------------------------------------------  --------------
               Total                                                                                7,881,000
               ------------------------------------------------------------------------------  --------------



Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                          VALUE
-------------  ------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
---------------------------------------------------------------------------------------------
               CONTAINER & GLASS PRODUCTS--CONTINUED
               ------------------------------------------------------------------------------
               CONTAINER & GLASS PRODUCTS--4.0%
               ------------------------------------------------------------------------------
    1,680,000  (a)(b)Kane Industries, Inc., Sr. Sub. Disc. Note, 2/1/1998                                   0
               ------------------------------------------------------------------------------
    1,000,000  Owens-Illinois, Inc., Note, 10.00%, 8/1/2002                                         1,036,250
               ------------------------------------------------------------------------------
    2,750,000  Owens-Illinois, Inc., Sr. Sub. Note, 10.50%, 6/15/2002                               2,880,625
               ------------------------------------------------------------------------------
    8,000,000  Owens-Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                8,260,000
               ------------------------------------------------------------------------------
    3,550,000  Owens-Illinois, Inc., Sr. Sub. Note, 9.95%, 10/15/2004                               3,674,250
               ------------------------------------------------------------------------------
    3,500,000  Plastic Containers, Inc., Sr. Secd. Note, 10.75%, 4/1/2001                           3,657,500
               ------------------------------------------------------------------------------
    1,600,000  Portola Packaging Inc., Sr. Note, 10.75%, 10/1/2005                                  1,616,000
               ------------------------------------------------------------------------------
    2,000,000  Silgan Corp., Sr. Sub. Note, 11.75%, 6/15/2002                                       2,115,000
               ------------------------------------------------------------------------------
    2,750,000  U.S. Can Co., Sr. Sub. Note, 13.50%, 1/15/2002                                       3,011,250
               ------------------------------------------------------------------------------  --------------
               Total                                                                               26,250,875
               ------------------------------------------------------------------------------  --------------
               COSMETICS & TOILETRIES--1.3%
               ------------------------------------------------------------------------------
   12,000,000  Revlon Worldwide Corp., Sr. Secd. Note, Series B, 12.00% accrual, 3/15/1998          8,745,000
               ------------------------------------------------------------------------------  --------------
               ECOLOGICAL SERVICES & EQUIPMENT--2.3%
               ------------------------------------------------------------------------------
    4,375,000  Allied Waste Industries, Inc., Sr. Sub. Note, 12.00%, 2/1/2004                       4,692,187
               ------------------------------------------------------------------------------
    4,000,000  ICF Kaiser International, Inc., Sr. Sub. Note, 12.00%, 12/31/2003                    3,750,000
               ------------------------------------------------------------------------------
    6,250,000  Mid-American Waste Systems, Inc., Sr. Sub. Note, 12.25%,
               2/15/2003                                                                            6,453,125
               ------------------------------------------------------------------------------  --------------
               Total                                                                               14,895,312
               ------------------------------------------------------------------------------  --------------
               FARMING & AGRICULTURE--0.5%
               ------------------------------------------------------------------------------
    3,175,000  Spreckels Industries, Inc., Sr. Secd. Note, 11.50%, 9/1/2000                         3,048,000
               ------------------------------------------------------------------------------  --------------
               FINANCIAL INTERMEDIARIES--0.4%
               ------------------------------------------------------------------------------
    2,300,000  American Life Holding Co., Sr. Sub. Note, 11.25%, 9/15/2004                          2,432,250
               ------------------------------------------------------------------------------  --------------



Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                          VALUE
-------------  ------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
---------------------------------------------------------------------------------------------
               FOOD & DRUG RETAILERS--2.4%
               ------------------------------------------------------------------------------
$   5,750,000  Pathmark Stores, Inc., Sr. Sub. Note, 9.625%, 5/1/2003                          $    5,735,625
               ------------------------------------------------------------------------------
    4,000,000  Penn Traffic Co., Sr. Sub. Note, 9.625%, 4/15/2005                                   3,270,000
               ------------------------------------------------------------------------------
    4,400,000  Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                     4,312,000
               ------------------------------------------------------------------------------
    2,250,000  Ralph's Grocery Co., Sr. Sub. Note, 11.00%, 6/15/2005                                2,115,000
               ------------------------------------------------------------------------------  --------------
               Total                                                                               15,432,625
               ------------------------------------------------------------------------------  --------------
               FOOD PRODUCTS--4.6%
               ------------------------------------------------------------------------------
    6,200,000  Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%, 2/1/2005                           6,603,000
               ------------------------------------------------------------------------------
    4,500,000  Doskocil Cos., Inc., Sr. Sub. Note, 9.75%, 7/15/2000                                 4,455,000
               ------------------------------------------------------------------------------
    5,250,000  PMI Acquisition Corp., Sr. Sub. Note, 10.25%, 9/1/2003                               5,368,125
               ------------------------------------------------------------------------------
   17,000,000  Specialty Foods Acquisition Corp., Sr. Secd. Disc. Deb., 0/13.00%, 8/15/2005         8,585,000
               ------------------------------------------------------------------------------
    1,000,000  Specialty Foods Corp., Sr. Note, 11.125%, 10/1/2002                                    965,000
               ------------------------------------------------------------------------------
    1,000,000  Specialty Foods Corp., Sr. Sub. Note, 11.25%, 8/15/2003                                905,000
               ------------------------------------------------------------------------------
    3,300,000  (b)Van de Kamp's Inc., Sr. Sub. Note, 12.00%, 9/15/2005                              3,349,500
               ------------------------------------------------------------------------------  --------------
               Total                                                                               30,230,625
               ------------------------------------------------------------------------------  --------------
               FOOD SERVICES--1.8%
               ------------------------------------------------------------------------------
    1,250,000  Flagstar Corp., Sr. Note, 10.75%, 9/15/2001                                          1,179,688
               ------------------------------------------------------------------------------
    7,100,000  Flagstar Corp., Sr. Note, 10.875%, 12/1/2002                                         6,638,500
               ------------------------------------------------------------------------------
    5,250,000  Flagstar Corp., Sr. Sub. Deb., 11.25%, 11/1/2004                                     4,081,875
               ------------------------------------------------------------------------------  --------------
               Total                                                                               11,900,063
               ------------------------------------------------------------------------------  --------------
               FOREST PRODUCTS--4.4%
               ------------------------------------------------------------------------------
    4,100,000  Container Corp. of America, Sr. Note, 11.25%, 5/1/2004                               4,346,000
               ------------------------------------------------------------------------------
      250,000  Container Corp. of America, Sr. Note, 9.75%, 4/1/2003                                  253,125
               ------------------------------------------------------------------------------
    3,000,000  Domtar, Inc., Deb., 11.25%, 9/15/2017                                                3,195,000
               ------------------------------------------------------------------------------
    1,500,000  Domtar, Inc., Note, 12.00%, 4/15/2001                                                1,740,000
               ------------------------------------------------------------------------------
    2,600,000  Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%,
               4/15/2005                                                                            2,639,000
               ------------------------------------------------------------------------------
$   2,500,000  Riverwood International Corp., Sr. Sub. Note, 11.25%, 6/15/2002                 $    2,721,875
               ------------------------------------------------------------------------------



Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                          VALUE
-------------  ------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
---------------------------------------------------------------------------------------------
               FOREST PRODUCTS--CONTINUED
               ------------------------------------------------------------------------------
    4,400,000  S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                                  4,873,000
               ------------------------------------------------------------------------------
    2,250,000  Stone Container Corp., Sr. Note, 11.50%, 10/1/2004                                   2,373,750
               ------------------------------------------------------------------------------
    6,350,000  Stone Container Corp., Sr. Note, 9.875%, 2/1/2001                                    6,294,438
               ------------------------------------------------------------------------------  --------------
               Total                                                                               28,436,188
               ------------------------------------------------------------------------------  --------------
               HEALTHCARE--2.2%
               ------------------------------------------------------------------------------
    3,558,845  AmeriSource Health Corp., Sr. Deb., 11.25%, 7/15/2005                                3,870,244
               ------------------------------------------------------------------------------
    1,500,000  Genesis Health Ventures, Inc., Sr. Sub. Note, 9.75%, 6/15/2005                       1,567,500
               ------------------------------------------------------------------------------
    8,250,000  Tenet Healthcare Corp., Sr. Sub. Note, 10.125%, 3/1/2005                             8,775,938
               ------------------------------------------------------------------------------  --------------
               Total                                                                               14,213,682
               ------------------------------------------------------------------------------  --------------
               HOME PRODUCTS & FURNISHINGS--2.8%
               ------------------------------------------------------------------------------
    3,000,000  American Standard, Inc., Sr. Deb., 11.375%, 5/15/2004                                3,315,000
               ------------------------------------------------------------------------------
   12,000,000  American Standard, Inc., Sr. Sub. Disc. Deb., 0/10.50%, 6/1/2005                     9,780,000
               ------------------------------------------------------------------------------
    4,625,000  Triangle Pacific Corp., Sr. Note, 10.50%, 8/1/2003                                   4,833,125
               ------------------------------------------------------------------------------  --------------
               Total                                                                               17,928,125
               ------------------------------------------------------------------------------  --------------
               HOTELS, MOTELS, INNS & CASINOS--0.5%
               ------------------------------------------------------------------------------
    3,500,000  Motels of America, Inc., Sr. Sub. Note, 12.00%, 4/15/2004                            3,521,875
               ------------------------------------------------------------------------------  --------------
               INDUSTRIAL PRODUCTS & EQUIPMENT--2.0%
               ------------------------------------------------------------------------------
    5,650,000  (b)Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005                  5,904,250
               ------------------------------------------------------------------------------
    4,000,000  Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%, 7/1/2001                  3,820,000
               ------------------------------------------------------------------------------
    3,625,000  Pace Industries, Inc., Sr. Note, 10.625%, 12/1/2002                                  3,389,375
               ------------------------------------------------------------------------------  --------------
               Total                                                                               13,113,625
               ------------------------------------------------------------------------------  --------------
               LEISURE & ENTERTAINMENT--3.2%
               ------------------------------------------------------------------------------
    4,000,000  Affinity Group, Inc., Sr. Sub. Note, 11.50%, 10/15/2003                              4,035,000
               ------------------------------------------------------------------------------
    3,500,000  (b)Alliance Entertainment Corp., Sr. Sub. Note, 11.25%, 7/15/2005                    3,517,500
               ------------------------------------------------------------------------------
    2,500,000  (b)Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                                  2,562,500
               ------------------------------------------------------------------------------
   11,500,000  Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                      8,653,750
               ------------------------------------------------------------------------------
$   2,000,000  Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006                                        $    1,980,000
               ------------------------------------------------------------------------------  --------------



Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                          VALUE
-------------  ------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
---------------------------------------------------------------------------------------------
               LEISURE & ENTERTAINMENT--CONTINUED
               ------------------------------------------------------------------------------
               Total                                                                               20,748,750
               ------------------------------------------------------------------------------  --------------
               MACHINERY & EQUIPMENT--1.4%
               ------------------------------------------------------------------------------
    3,500,000  Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                        3,622,500
               ------------------------------------------------------------------------------
    5,000,000  Waters Corp., Sr. Sub. Note, 12.75%, 9/30/2004                                       5,462,500
               ------------------------------------------------------------------------------  --------------
               Total                                                                                9,085,000
               ------------------------------------------------------------------------------  --------------
               OIL & GAS--3.0%
               ------------------------------------------------------------------------------
    2,000,000  Clark USA, Inc., Sr. Note, 11.00% accrual, 2/15/2000                                 1,270,000
               ------------------------------------------------------------------------------
    4,200,000  Falcon Drilling Co., Inc., Sr. Note, 9.75%, 1/15/2001                                4,221,000
               ------------------------------------------------------------------------------
    2,500,000  Falcon Drilling Co., Inc., Sr. Sub. Note, 12.50%, 3/15/2005                          2,662,500
               ------------------------------------------------------------------------------
    3,750,000  Giant Industries, Inc., Sr. Sub. Note, 9.75%, 11/15/2003                             3,750,000
               ------------------------------------------------------------------------------
    3,250,000  H.S. Resources, Inc., Sr. Sub. Note, 9.875%, 12/1/2003                               3,176,875
               ------------------------------------------------------------------------------
    1,500,000  Triton Energy Corp., Sr. Sub. Disc. Note, 0/9.75%, 12/15/2000                        1,389,375
               ------------------------------------------------------------------------------
    3,550,000  WRT Energy Corp., Unit, 13.875%, 3/1/2002                                            3,088,500
               ------------------------------------------------------------------------------  --------------
               Total                                                                               19,558,250
               ------------------------------------------------------------------------------  --------------
               PRINTING & PUBLISHING--1.4%
               ------------------------------------------------------------------------------
    7,500,000  Affiliated Newspaper, Sr. Disc. Note, 0/13.25%, 7/1/2006                             4,237,500
               ------------------------------------------------------------------------------
    2,000,000  Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                       1,970,000
               ------------------------------------------------------------------------------
    3,000,000  Webcraft Technologies, Inc., Sr. Sub. Note, 9.375%, 2/15/2002                        2,820,000
               ------------------------------------------------------------------------------  --------------
               Total                                                                                9,027,500
               ------------------------------------------------------------------------------  --------------
               RETAILERS--2.7%
               ------------------------------------------------------------------------------
    4,500,000  Brylane Capital Corp., Sr. Sub. Note, 10.00%, 9/1/2003                               4,207,500
               ------------------------------------------------------------------------------
    3,100,000  (b)Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                               3,200,750
               ------------------------------------------------------------------------------
    3,250,000  Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%, 8/1/2002                      3,370,250
               ------------------------------------------------------------------------------
    3,750,000  ICON Health & Fitness, Inc., Sr. Sub. Note, 13.00%, 7/15/2002                        3,956,250
               ------------------------------------------------------------------------------
    2,900,000  (b)Samsonite Corp., 11.125%, 7/15/2005                                               2,827,500
               ------------------------------------------------------------------------------  --------------
               Total                                                                               17,562,250
               ------------------------------------------------------------------------------  --------------



Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                          VALUE
-------------  ------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
---------------------------------------------------------------------------------------------
               SERVICES--0.7%
               ------------------------------------------------------------------------------
$   4,250,000  Solon Automated Services, Inc., Sr. Note, 12.75%, 7/15/2001                     $    4,271,250
               ------------------------------------------------------------------------------  --------------
               STEEL--4.5%
               ------------------------------------------------------------------------------
    4,500,000  Acme Metals, Inc., Sr. Secd. Disc. Note, 0/13.50%, 8/1/2004                          3,510,000
               ------------------------------------------------------------------------------
    2,500,000  Armco, Inc., Sr. Note, 9.375%, 11/1/2000                                             2,471,875
               ------------------------------------------------------------------------------
    5,500,000  Carbide/Graphite Group, Inc., Sr. Note, 11.50%, 9/1/2003                             5,871,250
               ------------------------------------------------------------------------------
    6,000,000  EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                       5,370,000
               ------------------------------------------------------------------------------
    3,000,000  Geneva Steel Co., Sr. Note, 11.125%, 3/15/2001                                       2,475,000
               ------------------------------------------------------------------------------
    6,000,000  GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                      6,030,000
               ------------------------------------------------------------------------------
    3,825,000  Northwestern Steel & Wire Co., Sr. Note, 9.50%, 6/15/2001                            3,719,813
               ------------------------------------------------------------------------------  --------------
               Total                                                                               29,447,938
               ------------------------------------------------------------------------------  --------------
               SURFACE TRANSPORTATION--3.1%
               ------------------------------------------------------------------------------
    5,750,000  Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                6,123,750
               ------------------------------------------------------------------------------
    4,500,000  Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003                                       4,432,500
               ------------------------------------------------------------------------------
    1,750,000  Sea Containers Ltd., Sr. Sub. Note, 12.50%, 12/1/2004                                1,903,125
               ------------------------------------------------------------------------------
    3,000,000  Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004                         3,075,000
               ------------------------------------------------------------------------------
    5,000,000  Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                                       4,975,000
               ------------------------------------------------------------------------------  --------------
               Total                                                                               20,509,375
               ------------------------------------------------------------------------------  --------------
               TELECOMMUNICATIONS & CELLULAR--6.2%
               ------------------------------------------------------------------------------
    7,250,000  Cellular Communications International, Inc., Unit, 13.25% accrual, 8/15/2000         3,987,500
               ------------------------------------------------------------------------------
    4,500,000  Dial Call Communications, Inc., Unit, 0/12.25%, 4/15/2004                            2,362,500
               ------------------------------------------------------------------------------
    5,300,000  (b)IXC Communications, Inc., Sr. Note, 12.50%, 10/1/2005                             5,207,250
               ------------------------------------------------------------------------------
    2,400,000  MetroCall, Inc., Sr. Sub. Note, 10.375%, 10/1/2007                                   2,436,000
               ------------------------------------------------------------------------------
    7,750,000  NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.75%, 8/15/2004                      3,855,625
               ------------------------------------------------------------------------------
    4,400,000  Paging Network, Inc., Sr. Sub. Note, 10.125%, 8/1/2007                               4,587,000
               ------------------------------------------------------------------------------
    8,800,000  PanAmSat Corp., Sr. Sub. Disc. Note, 0/11.375%, 8/1/2003                             6,908,000
               ------------------------------------------------------------------------------
    2,200,000  (b)Peoples Telephone Co., Sr. Note, 12.25%, 7/15/2002                                2,249,500
               ------------------------------------------------------------------------------
$   4,100,000  ProNet, Inc., Sr. Sub. Note, 11.875%, 6/15/2005                                 $    4,346,000
               ------------------------------------------------------------------------------



Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
  OR SHARES                                                                                        VALUE
-------------  ------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
---------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS & CELLULAR--CONTINUED
               ------------------------------------------------------------------------------
    5,000,000  USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004                           4,675,000
               ------------------------------------------------------------------------------  --------------
               Total                                                                               40,614,375
               ------------------------------------------------------------------------------  --------------
               UTILITIES--1.6%
               ------------------------------------------------------------------------------
   12,075,000  California Energy Co., Inc., Sr. Disc. Note, 0/10.25%, 1/15/2004                    10,701,469
               ------------------------------------------------------------------------------  --------------
               TOTAL CORPORATE BONDS (IDENTIFIED COST $601,974,160)                               605,500,430
               ------------------------------------------------------------------------------  --------------
COMMON STOCKS--1.6%
---------------------------------------------------------------------------------------------
               BUILDING & DEVELOPMENT--0.0%
               ------------------------------------------------------------------------------
        4,696  Atlantic Gulf Communities Corp.                                                         35,807
               ------------------------------------------------------------------------------
        3,571  Atlantic Gulf Communities Corp., Warrants                                                  223
               ------------------------------------------------------------------------------  --------------
               Total                                                                                   36,030
               ------------------------------------------------------------------------------  --------------
               CHEMICALS & PLASTICS--0.0%
               ------------------------------------------------------------------------------
       14,862  (b)UCC Investors Holdings, Inc.                                                        131,900
               ------------------------------------------------------------------------------
       30,000  Uniroyal Technology Corp., Warrants                                                     90,000
               ------------------------------------------------------------------------------  --------------
               Total                                                                                  221,900
               ------------------------------------------------------------------------------  --------------
               CONGLOMERATES--0.8%
               ------------------------------------------------------------------------------
          353  (b)MAFCO Acquisition, Warrants                                                               0
               ------------------------------------------------------------------------------
      771,314  Triton Group Ltd.                                                                    2,410,356
               ------------------------------------------------------------------------------
      186,810  Walter Industries, Inc.                                                              2,381,829
               ------------------------------------------------------------------------------  --------------
               Total                                                                                4,792,185
               ------------------------------------------------------------------------------  --------------
               CONTAINER & GLASS PRODUCTS--0.0%
               ------------------------------------------------------------------------------
       71,200  (a)(b)Kane Industries, Inc., Warrants                                                        0
               ------------------------------------------------------------------------------  --------------
               ECOLOGICAL SERVICES & EQUIPMENT--0.0%
               ------------------------------------------------------------------------------
       19,200  ICF Kaiser International, Inc., Warrants                                                12,000
               ------------------------------------------------------------------------------  --------------
               ELECTRONICS--0.0%
               ------------------------------------------------------------------------------
       39,960  (b)La Barge, Inc.                                                                      157,343
               ------------------------------------------------------------------------------  --------------



Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

   SHARES                                                                                          VALUE
-------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
               FARMING & AGRICULTURE--0.3%
               ------------------------------------------------------------------------------
      204,545  Spreckels Industries, Inc., Class A                                             $    1,994,314
               ------------------------------------------------------------------------------  --------------
               FOOD & DRUG RETAILERS--0.4%
               ------------------------------------------------------------------------------
      185,579  Grand Union Co.                                                                      2,412,527
               ------------------------------------------------------------------------------  --------------
               FOOD PRODUCTS--0.1%
               ------------------------------------------------------------------------------
      315,000  (b)Specialty Foods Acquisition Corp.                                                   393,750
               ------------------------------------------------------------------------------  --------------
               HOTELS, MOTELS, INNS & CASINOS--0.0%
               ------------------------------------------------------------------------------
        1,750  Motels of America, Inc.                                                                149,188
               ------------------------------------------------------------------------------  --------------
               INDUSTRIAL PRODUCTS & EQUIPMENT--0.0%
               ------------------------------------------------------------------------------
        6,589  Haynes International, Inc.                                                               6,589
               ------------------------------------------------------------------------------  --------------
               PRINTING & PUBLISHING--0.0%
               ------------------------------------------------------------------------------
        1,875  Advanstar Corp.                                                                              0
               ------------------------------------------------------------------------------
          583  Advanstar Corp., Warrants                                                                    7
               ------------------------------------------------------------------------------
        7,500  (b)Affiliated Newspaper                                                                225,000
               ------------------------------------------------------------------------------
           46  Sullivan Holdings, Inc.                                                                     12
               ------------------------------------------------------------------------------  --------------
               Total                                                                                  225,019
               ------------------------------------------------------------------------------  --------------
               RETAILERS--0.0%
               ------------------------------------------------------------------------------
        3,250  Hosiery Corp. of America, Inc.                                                           9,750
               ------------------------------------------------------------------------------
        3,750  (b)IHF Capital, Inc., Warrants                                                          93,750
               ------------------------------------------------------------------------------  --------------
               Total                                                                                  103,500
               ------------------------------------------------------------------------------  --------------
               TELECOMMUNICATIONS & CELLULAR--0.0%
               ------------------------------------------------------------------------------
        4,500  Dial Page, Inc., Warrants                                                                6,750
               ------------------------------------------------------------------------------  --------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $35,094,290)                                   10,511,095
               ------------------------------------------------------------------------------  --------------
PREFERRED STOCKS--1.6%
---------------------------------------------------------------------------------------------
               PRINTING & PUBLISHING--1.1%
               ------------------------------------------------------------------------------
       75,452  K-III Communications Corp., PIK Pfd., Series B, 11.625%                              7,431,993
               ------------------------------------------------------------------------------  --------------
               TELECOMMUNICATIONS & CELLULAR--0.5%
               ------------------------------------------------------------------------------
        2,574  PanAmSat Corp., PIK Pfd., 12.75%                                                $    2,884,167
               ------------------------------------------------------------------------------  --------------
               TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,938,255)                                 10,316,160
               ------------------------------------------------------------------------------  --------------



Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                          VALUE
-------------  ------------------------------------------------------------------------------  --------------
(C)REPURCHASE AGREEMENT--3.6%
---------------------------------------------------------------------------------------------
$  23,605,000  J.P. Morgan Securities, Inc., 6.48%, dated 9/29/1995, due 10/2/1995 (at
               amortized cost)                                                                     23,605,000
               ------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (IDENTIFIED COST $670,611,705)(D)                             $  649,932,685
               ------------------------------------------------------------------------------  --------------


 (a) Non-income producing security.

 (b) Indicates private placement securities held at September 30, 1995, with a total market value of $50,262,743 which represent 7.7% of total net assets.

 (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (d) The cost of investments for federal tax purposes amounts to $670,611,705. The net unrealized depreciation of investments on a federal tax basis amounts to $20,679,020, which is comprised of $19,104,662 appreciation and $39,783,682 depreciation at September 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($651,831,562) at September 30, 1995.

The following acronyms are used throughout this portfolio:

PIK--Payment in Kind
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)


Liberty High Income Bond Fund, Inc.
Notes to Portfolio of Investments
--------------------------------------------------------------------------------

KANE INDUSTRIES, INC.

On March 18, 1994, Kane Industries, Inc., along with two of its affiliates, Kane, Inc. and
Alford Industries, Inc., filed for protection under Chapter 11 of the U.S. Bankruptcy Code.
The Fund's investment adviser is unable to predict the outcome or timing of these proceedings.



Liberty High Income Bond Fund, Inc.
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

ASSETS:
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified and tax cost, $670,611,705)                                                              $649,932,685
---------------------------------------------------------------------------------------------------
Cash                                                                                                     306,071
---------------------------------------------------------------------------------------------------
Income receivable                                                                                     14,284,140
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        5,778,850
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                             3,198,246
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     673,499,992
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                                        $20,933,331
---------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 167,892
---------------------------------------------------------------------------------------
Income distribution payable                                                                     430
---------------------------------------------------------------------------------------
Accrued expenses                                                                            566,777
---------------------------------------------------------------------------------------  ----------
    Total liabilities                                                                                 21,668,430
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS for 59,518,750 shares outstanding                                                         $651,831,562
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                                      $699,185,522
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                           (20,668,387)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                         (28,358,302)
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                    1,672,729
---------------------------------------------------------------------------------------------------  -----------
    Total Net Assets                                                                                 $651,831,562
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($495,648,555 / 45,259,451 shares outstanding)                                  $10.95
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/95.50 of $10.95)*                                                           $11.47
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share                                                                             $10.95
---------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($42,197,638 / 3,853,583 shares outstanding)                                    $10.95
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $10.95
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $10.95)**                                                     $10.84
---------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($113,985,369 / 10,405,716 shares outstanding)                                  $10.95
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $10.95
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $10.95)**                                                     $10.35
---------------------------------------------------------------------------------------------------  -----------


 *See "How to Purchase Shares" in the Prospectus.

**See "How to Redeem Shares" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Liberty High Income Bond Fund, Inc.
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended September 30, 1995 (unaudited)

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends                                                                                             $  200,854
----------------------------------------------------------------------------------------------------
Interest                                                                                              29,995,463
----------------------------------------------------------------------------------------------------  ----------
    Total income                                                                                      30,196,317
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                    $2,188,450
-----------------------------------------------------------------------------------------
Administrative personnel and services fees                                                   220,887
-----------------------------------------------------------------------------------------
Custodian fees                                                                                32,973
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     270,493
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      8,418
-----------------------------------------------------------------------------------------
Auditing fees                                                                                 19,032
-----------------------------------------------------------------------------------------
Legal fees                                                                                    12,993
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     78,201
-----------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                    139,419
-----------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                    271,611
-----------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                     592,473
-----------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                      46,473
-----------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                      90,537
-----------------------------------------------------------------------------------------
Share registration costs                                                                      43,188
-----------------------------------------------------------------------------------------
Printing and postage                                                                          55,266
-----------------------------------------------------------------------------------------
Insurance premiums                                                                             6,405
-----------------------------------------------------------------------------------------
Taxes                                                                                         69,540
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                  2,928
-----------------------------------------------------------------------------------------  ---------
    Total expenses                                                                         4,149,287
-----------------------------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                             $ (25,217)
------------------------------------------------------------------------------
  Waiver of shareholder services fee--Class A Shares                             (118,495)
------------------------------------------------------------------------------
  Waiver of shareholder services fee--Class C Shares                               (3,718)
------------------------------------------------------------------------------  ---------
    Total waivers                                                                           (147,430)
-----------------------------------------------------------------------------------------  ---------
      Net expenses                                                                                     4,001,857
----------------------------------------------------------------------------------------------------  ----------
        Net investment income                                                                         26,194,460
----------------------------------------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                         161,571
----------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                                  21,659,568
----------------------------------------------------------------------------------------------------  ----------
    Net realized and unrealized gain on investments                                                   21,821,139
----------------------------------------------------------------------------------------------------  ----------
        Change in net assets resulting from operations                                                $48,015,599
----------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


Liberty High Income Bond Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED
                                                                             (UNAUDITED)            YEAR ENDED
                                                                         SEPTEMBER 30, 1995       MARCH 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------
Operations--
---------------------------------------------------------------------
Net investment income                                                      $    26,194,460        $   44,927,790
---------------------------------------------------------------------
Net realized gain (loss) on investments ($161,571 and $1,619,570,
respectively, as computed for federal income tax purposes)                         161,571               262,009
---------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                            21,659,568           (18,874,807)
---------------------------------------------------------------------  -----------------------  ------------------
    Change in net assets resulting from operations                              48,015,599            26,314,992
---------------------------------------------------------------------  -----------------------  ------------------
NET EQUALIZATION CREDITS (DEBITS)--                                                239,407               161,190
---------------------------------------------------------------------  -----------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------------------
  Class A Shares                                                               (22,217,586)          (42,556,810)
---------------------------------------------------------------------
  Select Shares                                                                  --                      (25,156)
---------------------------------------------------------------------
  Class C Shares                                                                (1,591,057)           (2,428,261)
---------------------------------------------------------------------
  Class B Shares                                                                (3,013,053)             (450,413)
---------------------------------------------------------------------  -----------------------  ------------------
    Change in net assets resulting from distributions
    to shareholders                                                            (26,821,696)          (45,460,640)
---------------------------------------------------------------------  -----------------------  ------------------
SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED
TO NET INVESTMENT INCOME)--
---------------------------------------------------------------------
Proceeds from sale of shares                                                   146,623,586           162,685,494
---------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                               12,998,691            21,301,954
---------------------------------------------------------------------
Cost of shares redeemed                                                        (42,935,039)         (115,639,357)
---------------------------------------------------------------------  -----------------------  ------------------
    Change in net assets resulting from share transactions                     116,687,238            68,348,091
---------------------------------------------------------------------  -----------------------  ------------------
         Change in net assets                                                  138,120,548            49,363,633
---------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------
Beginning of period                                                            513,711,014           464,347,381
---------------------------------------------------------------------  -----------------------  ------------------
End of period (including undistributed net investment income of
$1,672,729 and $2,060,558, respectively)                                   $   651,831,562        $  513,711,014
---------------------------------------------------------------------  -----------------------  ------------------


(See Notes which are an integral part of the Financial Statements)


Liberty High Income Bond Fund, Inc.
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                      SIX MONTHS
                         ENDED
                      (UNAUDITED)                                         PERIOD ENDED
                     SEPTEMBER 30,                                         MARCH 31,
                         1995          1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE,
BEGINNING OF
PERIOD                 $    10.54    $   10.99  $   11.19  $   10.80  $    8.79  $    8.96  $   10.99  $   11.20  $   12.53
------------------
INCOME FROM
INVESTMENT
OPERATIONS
------------------
 Net investment
 income                      0.50         1.01       1.05       1.13       1.23       1.21       1.33       1.40       1.42
------------------
 Net realized and
 unrealized gain
 (loss) on
 investments                 0.42        (0.43)     (0.19)      0.41       1.99      (0.14)     (1.98)     (0.20)     (1.31)
------------------      ------       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from
 investment
 operations                  0.92         0.58       0.86       1.54       3.22       1.07      (0.65)      1.20       0.11
------------------
LESS DISTRIBUTIONS
------------------
 Distributions
 from net
 investment income          (0.51)       (1.03)     (1.06)     (1.15)     (1.21)     (1.24)     (1.38)     (1.41)     (1.44)
------------------      ------       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
END OF PERIOD          $    10.95    $   10.54  $   10.99  $   11.19  $   10.80  $    8.79  $    8.96  $   10.99  $   11.20
------------------      ------       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN(B)              8.89%        5.74%      7.82%     15.39%     38.83%     14.20%     (6.82%)     11.34%      1.30%
------------------
RATIOS TO AVERAGE
NET ASSETS
------------------
 Expenses                    1.22%*      1.21%      1.18%      1.08%      1.02%      1.03%      1.02%      1.00%      1.05%
------------------
 Net investment
 income                      9.10%*      9.64%      9.27%     10.44%     12.40%     14.62%     13.01%     12.55%     12.37%
------------------
 Expense waiver/
 reimbursement (c)           0.06%*      0.05%      0.05%      0.08%     --         --         --         --         --
------------------
SUPPLEMENTAL DATA
------------------
 Net assets,
 end of period
 (000 omitted)            $459,649   $448,040   $439,149   $417,015   $351,087   $252,147   $282,149   $379,876   $360,409
------------------
 Portfolio
 turnover                      37%        52%        76%        49%        37%        32%        40%        43%        52%
------------------

                                    AUGUST 31,
                      1987(A)          1986
NET ASSET VALUE,
BEGINNING OF
PERIOD               $    12.53    $    12.17
------------------
INCOME FROM
INVESTMENT
OPERATIONS
------------------
 Net investment
 income                    0.85          1.53
------------------
 Net realized and
 unrealized gain
 (loss) on
 investments            --               0.37
------------------  -----------     ------
 Total from
 investment
 operations                0.85          1.90
------------------
LESS DISTRIBUTIONS
------------------
 Distributions
 from net
 investment income        (0.85)        (1.54)
------------------  -----------     ------
NET ASSET VALUE,
END OF PERIOD        $    12.53    $    12.53
------------------  -----------     ------
TOTAL RETURN(B)            7.09%        16.51%
------------------
RATIOS TO AVERAGE
NET ASSETS
------------------
 Expenses                1.02%*          1.06%
------------------
 Net investment
 income                 11.72%*         12.41%
------------------
 Expense waiver/
 reimbursement (c)      --            --
------------------
SUPPLEMENTAL DATA
------------------
 Net assets,
 end of period
 (000 omitted)        $390,160       $352,641
------------------
 Portfolio
 turnover                   25 %          27  %
------------------


 *Computed on an annualized basis.

(a) Reflects operations for the seven month period ended March 31, 1987.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Liberty High Income Bond Fund, Inc.
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                 (UNAUDITED)       PERIOD ENDED
                                                                                SEPTEMBER 30,        MARCH 31,
                                                                                    1995              1995(A)
----------------------------------------------------------------------------  -----------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $       10.54      $       10.57
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income                                                                0.46               0.51
----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                               0.42              (0.07    )
----------------------------------------------------------------------------        -------            -------
  Total from investment operations                                                     0.88               0.44
----------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------
  Distributions from net investment income                                            (0.47    )         (0.47    )
----------------------------------------------------------------------------        -------            -------
NET ASSET VALUE, END OF PERIOD                                                $       10.95      $       10.54
----------------------------------------------------------------------------        -------            -------
TOTAL RETURN (B)                                                                       8.45%              4.47%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------
  Expenses                                                                             2.02%*             2.02%*
----------------------------------------------------------------------------
  Net investment income                                                                8.32%*             9.47%*
----------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     0.01%*             0.05%*
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                          $113,985            $33,295
----------------------------------------------------------------------------
  Portfolio turnover                                                                     37%                52%
----------------------------------------------------------------------------


 *Computed on an annualized basis.

(a) Reflects operations for the period from September 27, 1994 (date of initial public offering) to March 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Liberty High Income Bond Fund, Inc.
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            SIX MONTHS ENDED
                                                                               (UNAUDITED)          PERIOD ENDED
                                                                              SEPTEMBER 30,          MARCH 31,
                                                                                  1995           1995       1994(A)
--------------------------------------------------------------------------  -----------------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $       10.54      $   10.99  $    11.18
--------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------
  Net investment income                                                              0.46           0.94        0.92
--------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                             0.42          (0.44)      (0.23 )
--------------------------------------------------------------------------        -------      ---------  -----------
  Total from investment operations                                                   0.88           0.50        0.69
--------------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------
  Distributions from net investment income                                          (0.47    )     (0.95)      (0.88 )
--------------------------------------------------------------------------        -------      ---------  -----------
NET ASSET VALUE, END OF PERIOD                                              $       10.95      $   10.54  $    10.99
--------------------------------------------------------------------------        -------      ---------  -----------
TOTAL RETURN (B)                                                                     8.48    %      4.91%       6.23 %
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Expenses                                                                           2.00    %*      1.98%       1.99 %*
--------------------------------------------------------------------------
  Net investment income                                                              8.32    %*      8.90%       8.54 %*
--------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                   0.03    %*      0.05%       0.05 %*
--------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                         $42,198        $32,376     $24,360
--------------------------------------------------------------------------
  Portfolio turnover                                                                   37    %        52%         76 %
--------------------------------------------------------------------------


 *Computed on an annualized basis.

 (a) Reflects operations for the period from April 30, 1993 (date of initial public offering) to March 31, 1994.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



Liberty High Income Bond Fund, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

1. ORGANIZATION

Liberty High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. Effective July 29, 1994, the Select Shares ceased operations and were reclassified as Class C Shares. Also, effective September 19, 1994, the Fund added Class B Shares. Consequently, the Fund currently offers three classes of shares: Class A, Class B, and Class C.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At March 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $27,133,024, which will reduce the Fund's taxable income arising from future net realized


Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------
     gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR       EXPIRATION AMOUNT
       1999             $     3,068,407
       2000             $    24,064,617


     Additionally, net capital losses of ($1,172,805) attributable to security transactions incurred after October 31, 1994, are treated as arising on the first day of the Fund's next taxable year.

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     INVESTMENT RISK--Although the Fund has a diversified portfolio, the Fund has 95% of its portfolio invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accomplished by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund held defaulted securities with a value aggregating $0.
     OTHER--Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At September 30, 1995, par value shares ($0.01 per share) authorized were as follows:


Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

                                   NUMBER OF PAR VALUE
          CLASS NAME                SHARES AUTHORIZED
Class A Shares                              4,000,000
Class C Shares                              4,000,000
Class B Shares                              2,000,000
                                --------------------------
  Total shares authorized                  10,000,000
                                --------------------------


Transactions in capital stock were as follows:

                                                            SIX MONTHS ENDED                PERIOD ENDED
                                                           SEPTEMBER 30, 1995              MARCH 31, 1995
CLASS A SHARES                                           SHARES         AMOUNT         SHARES         AMOUNT
Shares sold                                              4,493,216  $   48,683,610    10,472,472  $   110,355,520
-----------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                        1,011,113      10,935,305     1,931,543       20,273,694
-----------------------------------------------------
Shares redeemed                                         (2,766,991)    (29,943,558)   (9,836,127)    (103,267,837)
-----------------------------------------------------  -----------  --------------  ------------  ---------------
  Net change resulting from
  Class A share transactions                             2,737,338  $   29,675,357     2,567,888  $    27,361,377
-----------------------------------------------------  -----------  --------------  ------------  ---------------

                                                                     SIX MONTHS ENDED            PERIOD ENDED
                                                                    SEPTEMBER 30, 1995        MARCH 31, 1995(A)
SELECT SHARES                                                     SHARES        AMOUNT       SHARES      AMOUNT
Shares sold                                                              --  $          --     18,080  $   195,732
--------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                        --             --      1,194       12,855
--------------------------------------------------------------
Shares reclassed to Class C Shares                                       --             --    (73,229)    (772,938)
--------------------------------------------------------------
Shares redeemed                                                          --             --    (22,295)    (240,408)
--------------------------------------------------------------  -----------  -------------  ---------  -----------
     Net change resulting from
     Select share transactions                                           --  $          --    (76,250) ($  804,759)
--------------------------------------------------------------  -----------  -------------  ---------  -----------


(a) Reflects operations for the period from April 1, 1994 to July 29, 1994 (date Select Shares ceased operations).


Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED              PERIOD ENDED
                                                             SEPTEMBER 30, 1995            MARCH 31, 1995
CLASS C SHARES                                              SHARES       AMOUNT        SHARES         AMOUNT
Shares sold                                                1,279,546  $  13,869,134    1,757,459  $   18,510,668
--------------------------------------------------------
Shares reclassed from Select Shares                               --             --       73,229         772,938
--------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                             66,636        721,587       80,242         842,075
--------------------------------------------------------
Shares redeemed                                             (565,634)    (6,115,592)  (1,054,722)    (11,094,550)
--------------------------------------------------------  ----------  -------------  -----------  --------------
     Net change resulting from
     Class C share transactions                              780,548  $   8,475,129      856,208  $    9,031,131
--------------------------------------------------------  ----------  -------------  -----------  --------------

                                                               SIX MONTHS ENDED              PERIOD ENDED
                                                              SEPTEMBER 30, 1995           MARCH 31, 1995(B)
CLASS B SHARES                                              SHARES         AMOUNT        SHARES       AMOUNT
Shares sold                                                 7,756,912  $   84,070,842   3,169,136  $  32,850,636
-------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                             123,669       1,341,799      16,778        173,330
-------------------------------------------------------
Shares redeemed                                              (635,193)     (6,875,889)    (25,586)      (263,624)
-------------------------------------------------------  ------------  --------------  ----------  -------------
     Net change resulting from
     Class B share transactions                             7,245,388  $   78,536,752   3,160,328  $  32,760,342
-------------------------------------------------------  ------------  --------------  ----------  -------------
          Net change resulting from share
          transactions                                     10,763,274     116,687,238   6,508,174  $  68,348,091
-------------------------------------------------------  ------------  --------------  ----------  -------------


(b) Reflects operations for the period from September 27, 1994 (date of initial public offering) to March 31, 1995.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .75 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/ or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative


Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------
Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule, annually, to compensate FSC.

                          % OF AVERAGE DAILY
   SHARE CLASS NAME      NET ASSETS OF CLASS
       Class B Shares         0.75 of 1%
       Class C Shares         0.75 of 1%


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  207,072,195
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  598,427,667
--------------------------------------------------------------------------------------------------  --------------





Liberty High Income Bond Fund, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

1. ORGANIZATION

Liberty High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. Effective July 29, 1994, the Select Shares ceased operations and were reclassified as Class C Shares. Also, effective September 19, 1994, the Fund added Class B Shares. Consequently, the Fund currently offers three classes of shares: Class A, Class B, and Class C.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At March 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $27,133,024, which will reduce the Fund's taxable income arising from future net realized


Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------
     gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR       EXPIRATION AMOUNT
       1999             $     3,068,407
       2000             $    24,064,617


     Additionally, net capital losses of ($1,172,805) attributable to security transactions incurred after October 31, 1994, are treated as arising on the first day of the Fund's next taxable year.

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     INVESTMENT RISK--Although the Fund has a diversified portfolio, the Fund has 95% of its portfolio invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accomplished by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund held defaulted securities with a value aggregating $0.
     OTHER--Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At September 30, 1995, par value shares ($0.01 per share) authorized were as follows:


Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

                                   NUMBER OF PAR VALUE
          CLASS NAME                SHARES AUTHORIZED
Class A Shares                              4,000,000
Class C Shares                              4,000,000
Class B Shares                              2,000,000
                                --------------------------
  Total shares authorized                  10,000,000
                                --------------------------


Transactions in capital stock were as follows:

                                                            SIX MONTHS ENDED                PERIOD ENDED
                                                           SEPTEMBER 30, 1995              MARCH 31, 1995
CLASS A SHARES                                           SHARES         AMOUNT         SHARES         AMOUNT
Shares sold                                              4,493,216  $   48,683,610    10,472,472  $   110,355,520
-----------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                        1,011,113      10,935,305     1,931,543       20,273,694
-----------------------------------------------------
Shares redeemed                                         (2,766,991)    (29,943,558)   (9,836,127)    (103,267,837)
-----------------------------------------------------  -----------  --------------  ------------  ---------------
  Net change resulting from
  Class A share transactions                             2,737,338  $   29,675,357     2,567,888  $    27,361,377
-----------------------------------------------------  -----------  --------------  ------------  ---------------

                                                                     SIX MONTHS ENDED            PERIOD ENDED
                                                                    SEPTEMBER 30, 1995        MARCH 31, 1995(A)
SELECT SHARES                                                     SHARES        AMOUNT       SHARES      AMOUNT
Shares sold                                                              --  $          --     18,080  $   195,732
--------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                        --             --      1,194       12,855
--------------------------------------------------------------
Shares reclassed to Class C Shares                                       --             --    (73,229)    (772,938)
--------------------------------------------------------------
Shares redeemed                                                          --             --    (22,295)    (240,408)
--------------------------------------------------------------  -----------  -------------  ---------  -----------
     Net change resulting from
     Select share transactions                                           --  $          --    (76,250) ($  804,759)
--------------------------------------------------------------  -----------  -------------  ---------  -----------


(a) Reflects operations for the period from April 1, 1994 to July 29, 1994 (date Select Shares ceased operations).


Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED              PERIOD ENDED
                                                             SEPTEMBER 30, 1995            MARCH 31, 1995
CLASS C SHARES                                              SHARES       AMOUNT        SHARES         AMOUNT
Shares sold                                                1,279,546  $  13,869,134    1,757,459  $   18,510,668
--------------------------------------------------------
Shares reclassed from Select Shares                               --             --       73,229         772,938
--------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                             66,636        721,587       80,242         842,075
--------------------------------------------------------
Shares redeemed                                             (565,634)    (6,115,592)  (1,054,722)    (11,094,550)
--------------------------------------------------------  ----------  -------------  -----------  --------------
     Net change resulting from
     Class C share transactions                              780,548  $   8,475,129      856,208  $    9,031,131
--------------------------------------------------------  ----------  -------------  -----------  --------------

                                                               SIX MONTHS ENDED              PERIOD ENDED
                                                              SEPTEMBER 30, 1995           MARCH 31, 1995(B)
CLASS B SHARES                                              SHARES         AMOUNT        SHARES       AMOUNT
Shares sold                                                 7,756,912  $   84,070,842   3,169,136  $  32,850,636
-------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                             123,669       1,341,799      16,778        173,330
-------------------------------------------------------
Shares redeemed                                              (635,193)     (6,875,889)    (25,586)      (263,624)
-------------------------------------------------------  ------------  --------------  ----------  -------------
     Net change resulting from
     Class B share transactions                             7,245,388  $   78,536,752   3,160,328  $  32,760,342
-------------------------------------------------------  ------------  --------------  ----------  -------------
          Net change resulting from share
          transactions                                     10,763,274     116,687,238   6,508,174  $  68,348,091
-------------------------------------------------------  ------------  --------------  ----------  -------------


(b) Reflects operations for the period from September 27, 1994 (date of initial public offering) to March 31, 1995.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .75 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/ or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative


Liberty High Income Bond Fund, Inc.

--------------------------------------------------------------------------------
Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule, annually, to compensate FSC.

                          % OF AVERAGE DAILY
   SHARE CLASS NAME      NET ASSETS OF CLASS
       Class B Shares         0.75 of 1%
       Class C Shares         0.75 of 1%


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  207,072,195
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  598,427,667
--------------------------------------------------------------------------------------------------  --------------







Directors                             Officers

--------------------------------------------------------------------------------

John F. Donahue                       John F. Donahue
John T. Conroy, Jr.                     Chairman
William J. Copeland                   Richard B. Fisher
J. Christopher Donahue                  President
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                 Executive Vice President
Edward L. Flaherty, Jr.               Edward C. Gonzales
Peter E. Madden                         Executive Vice President
Gregor F. Meyer                       John W. McGonigle
John E. Murray, Jr.                     Executive Vice President and Secretary
Wesley W. Posvar                      David M. Taylor
Marjorie P. Smuts                       Treasurer
                                      Charles H. Field
                                        Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK


[LOGO OF FEDERATED FUNDS]
Where Experts Invest

Federated Securities Corp. is the distributor of the fund.

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 530586100
Cusip 530585407
Cusip 530585209
8110103 (11/95)

                                 LHIBF APPENDIX

A. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $18,000 in Liberty High Income Bond Fund, Inc. Class A Shares on November 30, 1977, would have grown to $108,084 by September 30, 1995.. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1977 to 1995, and the right margin reflects a total investment range from $0 to $120,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

B. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that $1,000 invested each year for 18 years in Liberty High Income Bond Fund, Inc. Class A Shares beginning on November 30, 1977, would have grown to $59,218 by September 30, 1995.. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1977 to 1995, and the right margin reflects a total investment range from $0 to $60,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

C. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $5,000 invested in Liberty High Income Bond Fund, Inc. Class A Shares on September 30, 1985, would have grown to $14,159 by September 30, 1995.. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1985 to 1995, and the right margin reflects a total investment range from $0 to $15,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.